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Adam t. teufel adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

December 6, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Funds Exchange-Traded Trust (the “Registrant”) (SEC File Nos. 333-215165 and 811-23222)

Dear Sir or Madam:

Included herewith for filing on behalf of the Registrant, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 22 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains one prospectus and one Statement of Additional Information relating to Hartford Core Bond ETF, a new series of the Registrant.

Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 19, 2020. No fee is required in connection with this filing. Please contact me at (202) 261-3464 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Alice A. Pellegrino

John V. O’Hanlon